Stockholders' Equity (Deficit) - Authorized Shares (Details Textual) (USD $)	Dec. 31, 2014	Apr. 17, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock, shares authorized (shares)	200,000,000	100,000,000	100,000,000
Series A Preferred stock, shares authorized (shares)	10,000,000
Series A Preferred stock, par value (per share)	$ 0.0001